Corporate information	12 Months Ended
Dec. 31, 2023
Corporate information
Corporate information

1.Corporate information

Sigma Lithium Corporation (the “Company” or “Sigma Lithium” or “Sigma”), together with its direct and indirect subsidiaries, is a commercial producer of lithium concentrate.

These consolidated financial statements include the Company’s wholly-owned subsidiary Sigma Lithium Holdings Inc. (“Sigma Holdings”), which is domiciled in Canada and incorporated under the Business Corporations Act (British Columbia), and its indirect wholly-owned subsidiaries incorporated in Brazil, Sigma Mineração S.A. (“Sigma Brazil”) and Sigma Industrial de Lítio S.A (“Sigma Industrial”).

Sigma Brazil holds a 100% interest in four mineral properties: Grota do Cirilo, São Jose, Santa Clara, and Genipapo, located in the municipalities of Araçuaí and Itinga, in the Vale do Jequitinhonha region (referred as thereafter as “Jequitinhonha Valley”) in the State of Minas Gerais, Brazil (together, the “Lithium Properties”), where our operating assets are located.

The Company’s common shares commenced trading on the TSX Venture Exchange (the “TSXV”) on May 9, 2018 under the symbol “SGML” (formerly “SGMA”) and on September 13, 2021 on Nasdaq Capital Market (“Nasdaq”), the symbol was unified to “SGML”. On July 24, 2023 Sigma Lithium began trading its unsponsored Brazilian Depositary Receipts (“BDR’s”) on B3, the Brazilian Stock Exchange. Unsponsored BDRs are issued by depository institutions without the participation of the foreign companies that issued the backing securities, being classified only as Level I Unsponsored BDRs.